Income Taxes (Significant Components Of Total Income Taxes) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Tax [Line Items]
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	$ 206,120	¥ 16,941,000	¥ 6,401,000	¥ 3,600,000
Equity in net income (loss) of an affiliated company	268	22,000	(6,000)	11,000
Net unrealized gains (losses) on available-for-sale securities	0	0	(33,000)	(6,000)
Foreign currency translation adjustment	523	43,000
Pension liability adjustment	2,385	196,000	(122,000)	(40,000)
Total income taxes	$ 209,296	¥ 17,202,000	¥ 6,240,000	¥ 3,565,000